UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manhasset Capital Management, LLC

Address:  150 East 58th Street
          20th Floor
          New York, New York 10155

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher A. Thorsheim
Title:    Chief Operating Officer
Phone:    (646) 825-4603

Signature, Place and Date of Signing:


/s/ Christopher A. Thorsheim      New York, New York        February 14, 2008
-----------------------------     ------------------      ----------------------
     [Signature]                        [City, State]               [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   140

Form 13F Information Table Value Total:   $201,936
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-                     Fairfield Manhasset Offshore Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007
COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COL 7          COLUMN 8

                               TITLE OF                VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP     (X$1000)   PRN AMT PRN CALL   DISCRETION  MNGRS  SOLE       SHARED     NONE
--------------                   -----      -----     --------   ------- --- ----   ----------  -----  ----       ------     ----
ALLIANCE IMAGING INC           COM NEW    018606202      387      40,200 SH            SOLE     NONE    40,200
ALLIANCE IMAGING INC           COM NEW    018606202     1226     127,400 SH           SHARED     1                127,400
ABERCROMBIE & FITCH CO         CL A       002896207      744       9,300 SH            SOLE     NONE     9,300
ABERCROMBIE & FITCH CO         CL A       002896207     2335      29,200 SH           SHARED     1                 29,200
ABERCROMBIE & FITCH CO         CL A       002896207      744       9,300     PUT       SOLE     NONE     9,300
ABERCROMBIE & FITCH CO         CL A       002896207     2336      29,200     PUT      SHARED     1                 29,200
AMERICA SVC GROUP INC          COM        02364L109      515      70,300 SH            SOLE     NONE    70,300
AMERICA SVC GROUP INC          COM        02364L109     1621     221,100 SH           SHARED     1                221,100
ACTIVISION INC NEW             COM NEW    004930202     1013      34,100 SH            SOLE     NONE    34,100
ACTIVISION INC NEW             COM NEW    004930202     3205     107,900 SH           SHARED     1                107,900
BLACK BOX CORP DEL             COM        091826107      883      24,400 SH            SOLE     NONE    24,400
BLACK BOX CORP DEL             COM        091826107     2752      76,090 SH           SHARED     1                 76,090
BALLY TECHNOLOGIES INC         COM        05874B107      850      17,100 SH            SOLE     NONE    17,100
BALLY TECHNOLOGIES INC         COM        05874B107     2685      54,000 SH           SHARED     1                 54,000
BORDERS GROUP INC              COM        099709107      116       5,800     CALL      SOLE     NONE     5,800
BORDERS GROUP INC              COM        099709107      360      18,000     CALL     SHARED     1                 18,000
CEPHALON INC                   COM        156708109      488       6,800 SH            SOLE     NONE     6,800
CEPHALON INC                   COM        156708109     1557      21,700 SH           SHARED     1                 21,700
CALAMOS ASSET MGMT INC         CL A       12811R104      429      14,400 SH            SOLE     NONE    14,400
CALAMOS ASSET MGMT INC         CL A       12811R104     1358      45,600 SH           SHARED     1                 45,600
CHIPOLTE MEXICAN GRILL INC     CL A       169656105      870       6,000     PUT       SOLE     NONE     6,000
CHIPOLTE MEXICAN GRILL INC     CL A       169656105     2755      19,000     PUT      SHARED     1                 19,000
CORRECTIONS CORP OF AMER NEW   COM NEW    22025Y407      519      17,600 SH            SOLE     NONE    17,600
CORRECTIONS CORP OF AMER NEW   COM NEW    22025Y407     1605      54,400 SH           SHARED     1                 54,400
CROCS INC                      COM        227046109      336       8,400     CALL      SOLE     NONE     8,400
CROCS INC                      COM        227046109     1064      26,600     CALL     SHARED     1                 26,600
CVR ENERGY INC                 COM        12662P108      858      34,400 SH            SOLE     NONE    34,400
CVR ENERGY INC                 COM        12662P108     2721     109,100 SH           SHARED     1                109,100
DARDEN RESTAURANTS INC         COM        237194105      693      25,000 SH            SOLE     NONE    25,000
DARDEN RESTAURANTS INC         COM        237194105     2211      79,800 SH           SHARED     1                 79,800
DARDEN RESTAURANTS INC         COM        237194105      288       9,600     CALL      SOLE     NONE     9,600
DARDEN RESTAURANTS INC         COM        237194105      912      30,400     CALL     SHARED     1                 30,400
DXP ENTERPRISES INC NEW        COM NEW    233377407      630      13,500 SH            SOLE     NONE    13,500
DXP ENTERPRISES INC NEW        COM NEW    233377407     1956      41,900 SH           SHARED     1                 41,900
ELECTRONIC ARTS INC            COM        285512109     1133      19,400 SH            SOLE     NONE    19,400
ELECTRONIC ARTS INC            COM        285512109     3616      61,900 SH           SHARED     1                 61,900
ELECTRONIC ARTS INC            COM        285512109      504       8,400     PUT       SOLE     NONE     8,400
ELECTRONIC ARTS INC            COM        285512109     1596      26,600     PUT      SHARED     1                 26,600
EXTERRAN HLDGS INC             COM        30225X103      785       9,600 SH            SOLE     NONE     9,600
EXTERRAN HLDGS INC             COM        30225X103     2487      30,400 SH           SHARED     1                 30,400
FELCOR LODGING TR INC          COM        31430F101     1105      70,900 SH            SOLE     NONE    70,900
FELCOR LODGING TR INC          COM        31430F101     3533     226,600 SH           SHARED     1                226,600
FOREST LABS INC                COM        345838106      521      14,300 SH            SOLE     NONE    14,300
FOREST LABS INC                COM        345838106     1629      44,700 SH           SHARED     1                 44,700
GEO GROUP INC                  COM        36159R103      840      30,000 SH            SOLE     NONE    30,000
GEO GROUP INC                  COM        36159R103     2660      95,000 SH           SHARED     1                 95,000
GFI GROUP INC                  COM        361652209      833       8,700 SH            SOLE     NONE     8,700
GFI GROUP INC                  COM        361652209     2584      27,000 SH           SHARED     1                 27,000
HEALTH GRADES INC              COM        42218Q102      140      23,600 SH            SOLE     NONE    23,600
HEALTH GRADES INC              COM        42218Q102      455      76,400 SH           SHARED     1                 76,400
HELIX ENERGY SOLUTIONS GRP I   COM        42330P107      490      11,800 SH            SOLE     NONE    11,800
HELIX ENERGY SOLUTIONS GRP I   COM        42330P107     1519      36,600 SH           SHARED     1                 36,600
HOLOGIC INC                    COM        436440101      995      14,492 SH            SOLE     NONE    14,492
HOLOGIC INC                    COM        436440101     3124      45,508 SH           SHARED     1                 45,508
HORIZON LINES INC              COM        44044K101     1249      67,000 SH            SOLE     NONE    67,000
HORIZON LINES INC              COM        44044K101     3963     212,600 SH           SHARED     1                212,600
INTERNATIONAL GAME TECHNOLOG   COM        459902102      764      17,400 SH            SOLE     NONE    17,400
INTERNATIONAL GAME TECHNOLOG   COM        459902102     2359      53,700 SH           SHARED     1                 53,700
INTERCONTINENTALEXCHANGE INC   COM        45865V100      336       1,800     PUT       SOLE     NONE     1,800
INTERCONTINENTALEXCHANGE INC   COM        45865V100     1064       5,700     PUT      SHARED     1                  5,700
ISLE OF CAPRI CASINOS INC      COM        464592104     1285      93,300 SH            SOLE     NONE    93,300
ISLE OF CAPRI CASINOS INC      COM        464592104     4096     297,454 SH           SHARED     1                297,454
INVACARE CORP                  COM        461203101      325      12,900 SH            SOLE     NONE    12,900
INVACARE CORP                  COM        461203101     1066      42,300 SH           SHARED     1                 42,300
JACK IN THE BOX INC            COM        466367109      722      28,000 SH            SOLE     NONE    28,000
JACK IN THE BOX INC            COM        466367109     2281      88,500 SH           SHARED     1                 88,500
MGM MIRAGE                     COM        552953101      664       7,900 SH            SOLE     NONE     7,900
MGM MIRAGE                     COM        552953101     2109      25,100 SH           SHARED     1                 25,100
MONSTER WORLDWIDE INC          COM        611742107      237       7,300 SH            SOLE     NONE     7,300
MONSTER WORLDWIDE INC          COM        611742107      735      22,700 SH           SHARED     1                 22,700
MONEYGRAM INTL INC             COM        60935Y109      410      26,700 SH            SOLE     NONE    26,700
MONEYGRAM INTL INC             COM        60935Y109     1280      83,300 SH           SHARED     1                 83,300
MONEYGRAM INTL INC             COM        60935Y109      467      26,700     PUT       SOLE     NONE    26,700
MONEYGRAM INTL INC             COM        60935Y109     1458      83,300     PUT      SHARED     1                 83,300
NII HLDGS INC                  CL B NEW   62913F201      348       7,200 SH            SOLE     NONE     7,200
NII HLDGS INC                  CL B NEW   62913F201     1102      22,800 SH           SHARED     1                 22,800
NII HLDGS INC                  CL B NEW   62913F201      324       7,200     PUT       SOLE     NONE     7,200
NII HLDGS INC                  CL B NEW   62913F201     1026       6,700     PUT      SHARED     1                  6,700
NYMEX HOLDINGS INC             COM        62948N104     1082       8,100 SH            SOLE     NONE     8,100
NYMEX HOLDINGS INC             COM        62948N104     3394      25,400 SH           SHARED     1                 25,400
NORTH AMERN ENERGY PARTNERS    COM        656844107      664      49,000 SH            SOLE     NONE    49,000
NORTH AMERN ENERGY PARTNERS    COM        656844107     2075     153,100 SH           SHARED     1                153,100
NOBLE INTL LTD                 COM        655053106      670      41,100 SH            SOLE     NONE    41,100
NOBLE INTL LTD                 COM        655053106     2122     130,100 SH           SHARED     1                130,100
NBTY INC                       COM        628782104     1392      50,800 SH            SOLE     NONE    50,800
NBTY INC                       COM        628782104     4399     160,562 SH           SHARED     1                160,562
NU SKIN ENTERPRISES INC        CL A       67018T105     1309      79,700 SH            SOLE     NONE    79,700
NU SKIN ENTERPRISES INC        CL A       67018T105     4149     252,500 SH           SHARED     1                252,500
OMRIX BIOPHARMACEUTICALS INC   COM        681989109      455      13,100 SH            SOLE     NONE    13,100
OMRIX BIOPHARMACEUTICALS INC   COM        681989109     1417      40,800 SH           SHARED     1                 40,800
OSI SYSTEMS INC                COM        671044105     1030      38,900 SH            SOLE     NONE    38,900
OSI SYSTEMS INC                COM        671044105     3208     121,195 SH           SHARED     1                121,195
PETROLEUM DEV CORP             COM        716578109      509       8,600 SH            SOLE     NONE     8,600
PETROLEUM DEV CORP             COM        716578109     1620      27,400 SH           SHARED     1                 27,400
POLYCOM INC                    COM        73172K104      664      23,900 SH            SOLE     NONE    23,900
POLYCOM INC                    COM        73172K104     2058      74,100 SH           SHARED     1                 74,100
PILGRIMS PRIDE CORP            COM        721467108      921      31,800 SH            SOLE     NONE    31,800
PILGRIMS PRIDE CORP            COM        721467108     2932     101,279 SH           SHARED     1                101,279
PACIFIC SUNWEAR CALIF INC      COM        694873100     1421     100,700 SH            SOLE     NONE   100,700
PACIFIC SUNWEAR CALIF INC      COM        694873100     4430     313,957 SH           SHARED     1                313,957
PSYCHIATRIC SOLUTIONS INC      COM        74439H108      452      13,900 SH            SOLE     NONE    13,900
PSYCHIATRIC SOLUTIONS INC      COM        74439H108     1401      43,100 SH           SHARED     1                 43,100
PACTIV CORP                    COM        695257105     1427      53,600 SH            SOLE     NONE    53,600
PACTIV CORP                    COM        695257105     4453     167,200 SH           SHARED     1                167,200
QUEST DIAGNOSTICS INC          COM        74834L100      413       7,800 SH            SOLE     NONE     7,800
QUEST DIAGNOSTICS INC          COM        74834L100     1301      24,600 SH           SHARED     1                 24,600
RADIOSHACK CORP                COM        750438103      294      16,800     CALL      SOLE     NONE    16,800
RADIOSHACK CORP                COM        750438103      931      53,200     CALL     SHARED     1                 53,200
ROYAL CARIBBEAN CRUISES LTD    COM        V7780T103      306       7,200 SH            SOLE     NONE     7,200
ROYAL CARIBBEAN CRUISES LTD    COM        V7780T103      972      22,900 SH           SHARED     1                 22,900
SALIX PHARMACEUTICALS INC      COM        795435106       10         800     PUT       SOLE     NONE       800
SALIX PHARMACEUTICALS INC      COM        795435106       84       6,700     PUT      SHARED     1                  6,700
SIGNATURE BK NEW YORK N Y      COM        82669G104      726      21,500 SH            SOLE     NONE    21,500
SIGNATURE BK NEW YORK N Y      COM        82669G104     2295      68,000 SH           SHARED     1                 68,000
SILGAN HOLDINGS INC            COM        827048109     1028      19,800 SH            SOLE     NONE    19,800
SILGAN HOLDINGS INC            COM        827048109     3210      61,800 SH           SHARED     1                 61,800
SUN HEALTHCARE GROUP INC       COM NEW    866933401      501      29,200 SH            SOLE     NONE    29,200
SUN HEALTHCARE GROUP INC       COM NEW    866933401     1559      90,800 SH           SHARED     1                 90,800
TXCO RES INC                   COM        87311M102     1343     111,400 SH            SOLE     NONE   111,400
TXCO RES INC                   COM        87311M102     4252     352,600 SH           SHARED     1                352,600
UCBH HOLDINGS INC              COM        90262T308      476      33,600 SH            SOLE     NONE    33,600
UCBH HOLDINGS INC              COM        90262T308     1528     107,900 SH           SHARED     1                107,900
ULTRAPETROL BAHAMAS LTD        COM        P94398107      424      24,900 SH            SOLE     NONE    24,900
ULTRAPETROL BAHAMAS LTD        COM        P94398107     1342      78,906 SH           SHARED     1                 78,906
UNDER ARMOUR INC               CL A       904311107      405       9,000     CALL      SOLE     NONE     9,000
UNDER ARMOUR INC               CL A       904311107     1283      28,500     CALL     SHARED     1                 28,500
UNITED NAT FOODS INC           COM        911163103     1580      49,800 SH            SOLE     NONE    49,800
UNITED NAT FOODS INC           COM        911163103     4910     154,800 SH           SHARED     1                154,800
VARIAN MED SYS INC             COM        92220P105      522      10,000 SH            SOLE     NONE    10,000
VARIAN MED SYS INC             COM        92220P105     1695      32,500 SH           SHARED     1                 32,500
VALUECLICK INC                 COM        92046N102      394      18,000 SH            SOLE     NONE    18,000
VALUECLICK INC                 COM        92046N102     1248      57,000 SH           SHARED     1                 57,000
INVENTIV HEALTH INC            COM        46122E105      895      28,900 SH            SOLE     NONE    28,900
INVENTIV HEALTH INC            COM        46122E105     2817      91,000 SH           SHARED     1                 91,000
WMS INDS INC                   COM        929297109     1202      32,800 SH            SOLE     NONE    32,800
WMS INDS INC                   COM        929297109     3833     104,600 SH           SHARED     1                104,600
VCA ANTECH INC                 COM        918194101      588      13,300 SH            SOLE     NONE    13,300
VCA ANTECH INC                 COM        918194101     1827      41,300 SH           SHARED     1                 41,300
X-RITE INC                     COM        983857103      696      59,900 SH            SOLE     NONE    59,900
X-RITE INC                     COM        983857103     2156     185,511 SH           SHARED     1                185,511

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